Other Receivables, Related Party (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party	$ 3,793	$ 3,748	$ 3,784
Legal settlements receivable percentage	50.00%	50.00%
Biofrontera AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivables		$ 3,700
Other receivables related party, long term		$ 2,800
Legal settlements receivable percentage	50.00%
Interest rate percentage	6.00%	6.00%
Biofrontera Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivables	$ 2,700
Service Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party		$ 6,500
Service Agreements [Member] | Biofrontera AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivables		$ 6,400